FINANCIAL RISK MANAGEMENT (Details 11) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		S/ 7,755,665	S/ 13,234,613
Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,660,925	13,234,613
Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		94,740	0
Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		26,251,458	30,702,407
Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		29,350,673	28,837,264
Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		105,806,998	95,977,277
Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		521,186	537,685
Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		887,273	656,829
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		842,043	715,695
Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	9,468,993	8,521,203
Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		173,128,624	165,948,360
Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		104,551,310	97,170,411
Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		17,863,497	21,412,732
Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		291,693	235,185
Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		8,452,671	7,443,760
Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		362,310	168,089
Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		15,457,540	16,242,257
Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	5,363,195	5,044,280
Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		24,266,076	22,253,703
Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		176,608,292	169,970,417
Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(3,384,928)	(4,022,057)
Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,997,867	6,428,944
Non-Interest Bearing Assets [Member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		648,579	2,111,283
Non-Interest Bearing Assets [Member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(845,658)	(755,934)
Non-Interest Bearing Assets [Member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		521,186	537,685
Non-Interest Bearing Assets [Member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	9,296,788	7,722,740
Non-Interest Bearing Assets [Member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		17,618,762	16,044,718
Non-Interest Bearing Assets [Member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,782,992	2,029,668
Non-Interest Bearing Assets [Member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,592,318	250,633
Non-Interest Bearing Assets [Member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		52,014	840,151
Non-Interest Bearing Assets [Member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		362,310	168,089
Non-Interest Bearing Assets [Member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		69,273	81,511
Non-Interest Bearing Assets [Member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	4,987,256	4,674,892
Non-Interest Bearing Assets [Member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		24,266,076	22,253,703
Non-Interest Bearing Assets [Member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		35,112,239	30,298,647
Non-Interest Bearing Assets [Member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(17,493,477)	(14,253,929)
Non-Interest Bearing Assets [Member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(3,384,928)	(4,022,057)
Not later than one month [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,393,623	1,397,860
Not later than one month [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		823,012	4,153,574
Not later than one month [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,570,611	(2,755,714)
Not later than one month [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		8,348,880	11,473,580
Not later than one month [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,024,895	1,642,823
Not later than one month [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,671,779	12,192,582
Not later than one month [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		848,662	626,392
Not later than one month [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		89	163,425
Not later than one month [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	164,247	180,725
Not later than one month [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		23,058,552	26,279,527
Not later than one month [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		27,696,282	26,156,669
Not later than one month [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,825,899	4,070,558
Not later than one month [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		5,504	51,814
Not later than one month [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		217,240	200,307
Not later than one month [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		27	791,247
Not later than one month [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	155,293	155,851
Not later than one month [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		29,900,245	31,426,446
Not later than one month [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(4,271,082)	(7,902,633)
Not later than one month [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(4,271,082)	(7,902,633)
Later than one month and not later than three months [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,736,835	2,023,671
Later than one month and not later than three months [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		819,882	4,460,947
Later than one month and not later than three months [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,916,953	(2,437,276)
Later than one month and not later than three months [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,192,245	1,859,361
Later than one month and not later than three months [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,143,332	3,789,292
Later than one month and not later than three months [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		17,663,723	15,509,563
Later than one month and not later than three months [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		24,303	22,088
Later than one month and not later than three months [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		106,421	309,669
Later than one month and not later than three months [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	420	24,927
Later than one month and not later than three months [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		24,130,444	21,514,900
Later than one month and not later than three months [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		9,545,250	9,513,156
Later than one month and not later than three months [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,895,312	1,949,926
Later than one month and not later than three months [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		281,808	141,708
Later than one month and not later than three months [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		600,927	118,642
Later than one month and not later than three months [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,934	1,656
Later than one month and not later than three months [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	218,227	211,103
Later than one month and not later than three months [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		14,543,458	11,936,191
Later than one month and not later than three months [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		11,503,939	7,141,433
Later than one month and not later than three months [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,232,857	(761,200)
Later than three months and not later than one year [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,204,498	426,309
Later than three months and not later than one year [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,728,800	181,534
Later than three months and not later than one year [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(2,524,302)	244,775
Later than three months and not later than one year [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,644,313	4,638,314
Later than three months and not later than one year [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,231,197	4,013,113
Later than three months and not later than one year [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		25,826,794	23,933,640
Later than three months and not later than one year [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than three months and not later than one year [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		9,124	6,500
Later than three months and not later than one year [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		734,043	208,531
Later than three months and not later than one year [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	2,019	9,736
Later than three months and not later than one year [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		35,447,490	32,809,834
Later than three months and not later than one year [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		17,413,186	17,056,114
Later than three months and not later than one year [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		5,128,527	6,931,824
Later than three months and not later than one year [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,082	31,726
Later than three months and not later than one year [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,007,817	443,141
Later than three months and not later than one year [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than three months and not later than one year [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,499,807	395,125
Later than three months and not later than one year [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	2,419	2,434
Later than three months and not later than one year [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than three months and not later than one year [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		26,054,838	24,860,364
Later than three months and not later than one year [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,868,350	8,194,245
Later than three months and not later than one year [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		14,101,207	7,433,045
Later than one year and not later than five years [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		347,883	6,993,576
Later than one year and not later than five years [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,754,972	3,944,123
Later than one year and not later than five years [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(1,407,089)	3,049,453
Later than one year and not later than five years [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,973,228	6,222,420
Later than one year and not later than five years [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		5,288,235	6,208,053
Later than one year and not later than five years [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		36,908,775	32,989,209
Later than one year and not later than five years [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		5,184	1,849
Later than one year and not later than five years [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,104	34,070
Later than one year and not later than five years [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	6,761	5,946
Later than one year and not later than five years [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		47,183,287	45,461,547
Later than one year and not later than five years [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		39,389,207	36,200,975
Later than one year and not later than five years [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,811,941	6,056,395
Later than one year and not later than five years [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,299	9,937
Later than one year and not later than five years [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,327,437	1,918,617
Later than one year and not later than five years [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,441,149	11,998,887
Later than one year and not later than five years [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	0	0
Later than one year and not later than five years [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		57,971,033	56,184,811
Later than one year and not later than five years [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(12,194,835)	(7,673,811)
Later than one year and not later than five years [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,906,372	(240,766)
Over 5 years | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		72,826	2,393,197
Over 5 years | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		534,259	494,435
Over 5 years | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(461,433)	1,898,762
Over 5 years | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		94,925	79,788
Over 5 years | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,014,435	11,072,700
Over 5 years | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		13,581,585	12,108,217
Over 5 years | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		386	0
Over 5 years | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	(1,242)	577,129
Over 5 years | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		25,690,089	23,837,834
Over 5 years | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,724,393	6,213,829
Over 5 years | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,609,500	2,153,396
Over 5 years | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,247,236	3,922,902
Over 5 years | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		445,350	2,973,831
Over 5 years | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	0	0
Over 5 years | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		13,026,479	15,263,958
Over 5 years | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,202,177	10,472,638
Over 5 years | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		S/ 14,108,549	S/ 10,231,872

[1]	Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
[2]	Includes banker’s acceptances outstanding and other liabilities.